Note 3 - Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
3.	Cash and cash equivalents

Cash and cash equivalents consists of cash of
$1.169
million (
December
31,
2017
-
$3.225
million) and a banker’s acceptance, a short-term treasury bill with original maturity of three
months, and funds deposited into high interest savings accounts totaling
$14.239
million (
December
31,
2017
-
$7.406
million).